EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The authorized share capital of the Company as of June 30, 2023 is $600,000,000 divided into 600,000,000 shares of $1.00 par value each, of which 222,622,889 shares (December 31, 2022: 222,622,889 shares) of $1.00 par value each are in issue and fully paid.

The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows for the six months ended June 30, 2023 and June 30, 2022:

(in thousands of $)	2023	2022
Profit attributable to the shareholders of the Company	430,300	80,243

(in thousands)
Weighted average number of basic and diluted shares	222,623	205,257

Cash dividends paid per share	$1.77	—

In connection with privately negotiated share exchange transactions with certain shareholders of Euronav NV ("Euronav"), Frontline entered into a share lending arrangement with Hemen Holding Ltd. (“Hemen”) to facilitate settlement of such transactions. Pursuant to such arrangement, Hemen delivered an aggregate of 19,091,910 Frontline shares to the exchanging Euronav holders in June 2022 and Frontline agreed to issue to Hemen the same number of Frontline shares in full satisfaction of the share lending arrangement. This share issuance to Hemen was completed in August 2022. The weighted average number of shares outstanding for the purpose of calculating basic and diluted earnings per share for the six months ended June 30, 2022 was 205,257,260, which includes the impact of the 19,091,910 Frontline shares issued to Hemen in connection with the privately negotiated share exchange transactions. The shares under the share lending arrangement were considered outstanding common shares and included in the computation of basic and diluted EPS due to the issuance no longer being contingent as of June 30, 2022. The 19,091,910 Frontline shares were not legally issued and outstanding as of June 30, 2022 and were accounted for as a capital contribution and classified as additional paid-in capital within equity as of that date. Following the issuance of the 19,091,910 Frontline shares to Hemen in August 2022, Frontline has a total of 222,622,889 shares issued and outstanding.